Goodwill	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	GOODWILL

(in millions)	2020	2019
Balance, beginning of year	$12,004	$12,530
Foreign currency translation impacts (1)	(212)	(526)
Balance, end of year	$11,792	$12,004
(1)    Relates to the translation of goodwill associated with the acquisitions of ITC, UNS Energy, Central Hudson, Caribbean Utilities and FortisTCI, whose functional currency is the US dollar

No goodwill impairment was recognized by the Corporation in 2020 or 2019.